Long-term provisions - Environmental provisions, Risk-free rates and Impact of changes to discount rates (Details) - Environmental - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Provisions
Assumed percentage change in discount rate	1.00%	1.00%
Increase in the discount rate	R (2,185)	R (4,250)
amount capitalised to property, plant and equipment	(917)	(858)
income recognised in income statement	(1,268)	(3,392)
Decrease in the discount rate	2,802	5,338
amount capitalised to property, plant and equipment	1,375	1,518
expense recognised in income statement	1,427	3,820
Investments restricted for mining rehabilitation purposes	816	749
Indemnities for mining rehabilitation purposes	R 2,860	R 2,527
South Africa | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	8.10%	8.70%
South Africa | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	10.90%	10.90%
Europe | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	2.00%	2.00%
Europe | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	3.60%	4.00%
United States of America | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	3.20%	2.70%
United States of America | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	5.40%	5.70%